Future Aggregate Minimum Lease Payments Required Under Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 96
2022	1
2023	1
2024	1
Total minimum lease payments	$ 99